CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND
Servicing Class (CNRMX)
Class N (CNRNX)

(the “Fund)

Supplement dated January 9, 2026, to the Summary Prospectus dated January 28, 2025

Effective January 6, 2026, the investment adviser to the Fund changed its name from “City National Rochdale, LLC” to “RBC Rochdale, LLC”.

Accordingly, effective immediately, the following disclosure changes will take effect:

All references to the investment adviser as “City National Rochdale, LLC” and “City National Rochdale” in the Summary Prospectus will be replaced with “RBC Rochdale, LLC” and “RBC Rochdale”, respectively.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK- 084-0100